UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Edgemoor Investment Advisors, Inc.

Address:   7250 Woodmont Avenue
           Suite 315
           Bethesda, MD  20814


Form 13F File Number: 28-11064


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Paul P. Meehan
Title:  Compliance Officer
Phone:  301-543-8881

Signature,  Place,  and  Date  of  Signing:

/s/ Paul P. Meehan                 Bethesda, MD                       5/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             119

Form 13F Information Table Value Total:  $      313,940
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
3M Co.                                    COM            88579Y101     8541   102208 SH       SOLE                102208      0    0
AES Trust III                             PFD            00808N202      299     6610 SH       SOLE                  6610      0    0
AGL Res                                   COM            001204106      764    19777 SH       SOLE                 19777      0    0
Amer Electric Power Co.                   COM            025537101     1606    46988 SH       SOLE                 46988      0    0
American Express Co.                      COM            025816109     8624   209027 SH       SOLE                209027      0    0
Amgen Inc.                                COM            031162100      318     5310 SH       SOLE                  5310      0    0
Annaly Mortgage Management                COM            035710409     2048   119234 SH       SOLE                119234      0    0
Apartment Invest. & Mgt. Pfd. Y           PFD            03748R796      293    12300 SH       SOLE                 12300      0    0
Apollo Group Inc. - A                     COM            037604105      376     6130 SH       SOLE                  6130      0    0
Archer Daniels Midland Corp. 6.25%        COM            039483201     1132    27705 SH       SOLE                 27705      0    0
Equity Units
Atmos Energy Corp.                        COM            049560105     1776    62162 SH       SOLE                 62162      0    0
Automatic Data Process.                   COM            053015103    10531   236822 SH       SOLE                236822      0    0
Avon Products Inc.                        COM            054303102     3272    96600 SH       SOLE                 96600      0    0
BB&T Cap Trust VI Pfd Sec                 PFD            05531B201      646    22500 SH       SOLE                 22500      0    0
BCE Inc.                                  COM            05534B760      704    23981 SH       SOLE                 23981      0    0
BP PLC ADR                                COM            055622104      391     6857 SH       SOLE                  6857      0    0
BT Group Inc.                             COM            05577E101      975    52115 SH       SOLE                 52115      0    0
Bank of America Corp.                     COM            060505104      183    10277 SH       SOLE                 10277      0    0
Bank of New York                          COM            064057102      502    16248 SH       SOLE                 16248      0    0
Becton Dickinson Co                       COM            075887109     6165    78305 SH       SOLE                 78305      0    0
Berkshire Hathaway - A                    PFD            084990175     1827       15 SH       SOLE                    15      0    0
Berkshire Hathaway Inc. - B               COM            084670702    17562   216090 SH       SOLE                216090      0    0
Biomed Realty Tr PFD A                    PFD            09063H206     1452    59875 SH       SOLE                 59875      0    0
Canadian Natural Resources Ltd.           COM            136385101      334     4505 SH       SOLE                  4505      0    0
CenterPoint Energy                        COM            15189T107      478    33310 SH       SOLE                 33310      0    0
Chevrontexaco Corp.                       COM            166764100      666     8779 SH       SOLE                  8779      0    0
Cigna Corp.                               COM            125509109      324     8856 SH       SOLE                  8856      0    0
Cisco Systems Inc.                        COM            17275r102     9463   363552 SH       SOLE                363552      0    0
Citigroup Inc.                            COM            172967101       55    13602 SH       SOLE                 13602      0    0
Comcast Corp. 6.6% Pfd.                   PFD            20030N507     1005    40860 SH       SOLE                 40860      0    0
Comcast Corp. 6.8% Pfd.                   PFD            20030N408      721    28405 SH       SOLE                 28405      0    0
Comcast Corp. 7.0% Pfd.                   PFD            20030N309      560    22025 SH       SOLE                 22025      0    0
Compass Minerals International            COM            20451N101     5704    71101 SH       SOLE                 71101      0    0
ConocoPhillips                            COM            20825C104     4903    95810 SH       SOLE                 95810      0    0
Consol Tomoka Land Fla                    COM            210226106      203     6450 SH       SOLE                  6450      0    0
Constellation Energy Preferred A          PFD            210387205      224     8580 SH       SOLE                  8580      0    0
Corts Provident Trust 1 Pfd.              PFD            22080X203      470    18830 SH       SOLE                 18830      0    0
Cross Timbers Royalty Trust               COM            22757R109      897    27990 SH       SOLE                 27990      0    0
Danaher Corp. Del                         COM            235851102      524     6555 SH       SOLE                  6555      0    0
Devon Energy Corp.                        COM            25179M103     7879   122286 SH       SOLE                122286      0    0
Diageo PLC ADR                            COM            25243Q205    10213   151410 SH       SOLE                151410      0    0
Digital Realty Trust Pfd                  PFD            253868202      701    27275 SH       SOLE                 27275      0    0
Dominion Resources Inc.                   COM            25746U109     2618    63677 SH       SOLE                 63677      0    0
Duke Energy Corp.                         COM            26441C105     2115   129576 SH       SOLE                129576      0    0
Eaton Vance Tax                           COM            27829F108      220    18250 SH       SOLE                 18250      0    0
Enbridge Energy Mgmt                      COM            29250X103     2271    44481 SH       SOLE                 44481      0    0
Enbridge Energy Ptrs. LP                  COM            29250R106     1124    22231 SH       SOLE                 22231      0    0
Energy Transfer Partners                  COM            29273R109     2816    60088 SH       SOLE                 60088      0    0
Enerplus Resources Fund                   COM            29274D604      272    11458 SH       SOLE                 11458      0    0
Enterprise Products Pptns Lp              COM            293792107     1027    29690 SH       SOLE                 29690      0    0
Exelon Corp.                              COM            30161N101     1244    28404 SH       SOLE                 28404      0    0
ExxonMobil Corp.                          COM            30231G102     2625    39191 SH       SOLE                 39191      0    0
FPL Group 8.375% Equity Units Due         COM            302571609      963    18966 SH       SOLE                 18966      0    0
06/01/12
Fastenal Co.                              COM            311900104      318     6632 SH       SOLE                  6632      0    0
Felcor Lodging Trust Inc. Pfd. A          PFD            31430F200     1209    66775 SH       SOLE                 66775      0    0
Felcor Lodging Trust Inc. Pfd. C          PFD            31430F507      926    53220 SH       SOLE                 53220      0    0
Gatx Corp.                                COM            361448103      550    19185 SH       SOLE                 19185      0    0
General Dynamics Corp.                    COM            369550108     3095    40085 SH       SOLE                 40085      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
General Electric Co.                      COM            369604103     6563   360615 SH       SOLE                360615      0    0
General Mills Inc.                        COM            370334104     2325    32846 SH       SOLE                 32846      0    0
Great Plains Energy Inc.                  COM            391164100      784    42213 SH       SOLE                 42213      0    0
Hersha Hospitality Trust Pfd. A           PFD            427825203      237    10350 SH       SOLE                 10350      0    0
Hilltop Holdings Pfd. A                   PFD            432748200     1581    62500 SH       SOLE                 62500      0    0
Huaneng Power International               COM            443304100     1021    43929 SH       SOLE                 43929      0    0
Intel Corp.                               COM            458140100      807    36203 SH       SOLE                 36203      0    0
Johnson & Johnson                         COM            478160104    11146   170947 SH       SOLE                170947      0    0
Kinder Morgan Energy Ptrs.                COM            494550106     3335    50974 SH       SOLE                 50974      0    0
Kinder Morgan Mgmt.                       COM            49455U100     4994    85185 SH       SOLE                 85185      0    0
LTC Properties, Inc. Preferred F          PFD            502175607      333    13318 SH       SOLE                 13318      0    0
Legg Mason Corp Equity Units              COM            524901303      951    29750 SH       SOLE                 29750      0    0
Lowe's Companies Inc.                     COM            548661107     7069   291614 SH       SOLE                291614      0    0
MFA Mortgage Investments Pfd. A           PFD            55272X201      291    11800 SH       SOLE                 11800      0    0
Markel Corp.                              COM            570535104      401     1069 SH       SOLE                  1069      0    0
Medtronic Inc.                            COM            585055106     3091    68648 SH       SOLE                 68648      0    0
Merck & Co. Inc Pfd B 6%                  PFD            58933Y204     5015    19740 SH       SOLE                 19740      0    0
Methanex Corp.                            COM            59151K108      852    35035 SH       SOLE                 35035      0    0
Microsoft Corp.                           COM            594918104     9815   335120 SH       SOLE                335120      0    0
Monsanto Co                               COM            61166W101     4690    65672 SH       SOLE                 65672      0    0
National Grid PLC ADR                     COM            636274300     1158    23761 SH       SOLE                 23761      0    0
Noble Corp.                               COM            H5833N103     3718    88911 SH       SOLE                 88911      0    0
Novartis AG ADR                           COM            66987V109    11287   208633 SH       SOLE                208633      0    0
Nstar                                     COM            67019E107     1055    29776 SH       SOLE                 29776      0    0
Nuveen Floating Rate Income Fund          COM            67072T108     1315   110106 SH       SOLE                110106      0    0
Oneok Inc.                                COM            682680103      360     7890 SH       SOLE                  7890      0    0
Owens & Minor                             COM            690732102      223     4800 SH       SOLE                  4800      0    0
Penn West Energy Trust                    COM            707885109     1447    68499 SH       SOLE                 68499      0    0
Pepsico Inc.                              COM            713448108      300     4542 SH       SOLE                  4542      0    0
Pfizer Inc.                               COM            717081103     6173   359918 SH       SOLE                359918      0    0
Potomac Electric Pwr Co.                  COM            713291102      541    31560 SH       SOLE                 31560      0    0
Procter & Gamble Co.                      COM            742718109    11458   181104 SH       SOLE                181104      0    0
Provident Energy Trust                    COM            74386K104      423    54913 SH       SOLE                 54913      0    0
Public Storage Dep                        COM            74460D232      445    18273 SH       SOLE                 18273      0    0
Public Storage Preferred G                PFD            74460D364      253    10110 SH       SOLE                 10110      0    0
Public Storage Prf K                      PFD            74460D273      261    10350 SH       SOLE                 10350      0    0
Spectra Energy                            COM            847560109     1407    62437 SH       SOLE                 62437      0    0
Sun Hydraulics Corp.                      COM            866942105      494    19019 SH       SOLE                 19019      0    0
Sunstone Hotel Investors Pfd. A           PFD            867892200     1147    49740 SH       SOLE                 49740      0    0
TC Pipelines LP                           COM            87233q108      528    13885 SH       SOLE                 13885      0    0
Tejon Ranch Co.                           COM            879080109      513    16800 SH       SOLE                 16800      0    0
Terex Corp.                               COM            880779103     7963   350653 SH       SOLE                350653      0    0
Thermo Fisher Scientific Inc.             COM            883556102     5000    97200 SH       SOLE                 97200      0    0
Tupperware Corp.                          COM            899896104      517    10725 SH       SOLE                 10725      0    0
United Parcel Service - B                 COM            911312106     7970   123732 SH       SOLE                123732      0    0
Unumprovident Corp.                       COM            91529Y106      466    18800 SH       SOLE                 18800      0    0
Verizon Communications                    COM            92343v104     3155   101712 SH       SOLE                101712      0    0
Vodaphone Group ADR                       COM            92857W209      602    25827 SH       SOLE                 25827      0    0
Wal-Mart Stores Inc.                      COM            931142103     1042    18743 SH       SOLE                 18743      0    0
Walgreen Company                          COM            931422109      545    14705 SH       SOLE                 14705      0    0
Weight Watchers Int'l.                    COM            948626106     5489   215014 SH       SOLE                215014      0    0
Wellpoint Inc.                            COM            94973V107     9607   149225 SH       SOLE                149225      0    0
Wells Fargo & Co.                         COM            949746101      244     7837 SH       SOLE                  7837      0    0
Wells Fargo & Co. Pfd L                   PFD            949746804     1224     1255 SH       SOLE                  1255      0    0
Westar Energy Inc.                        COM            95709T100     1010    45275 SH       SOLE                 45275      0    0
Western Union Co.                         COM            959802109     8918   525826 SH       SOLE                525826      0    0
WisdomTree Emerging Markets               COM            97717W315     5544   105785 SH       SOLE                105785      0    0
WisdomTree Pacific ex-Japan Total Div     COM            97717W810      261     4250 SH       SOLE                  4250      0    0
XTO Energy Co.                            COM            98385X106     2696    57146 SH       SOLE                 57146      0    0
Xcel Energy Inc.                          COM            98389B100     1469    69290 SH       SOLE                 69290      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
----------------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                                    VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
----------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
Zimmer Holdings Inc.                      COM            98956P102     1707    28827 SH       SOLE                 28827      0    0